Concentrations of Risks - Schedule of Customer Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,365,449	$ 7,302,763	$ 3,249,921
Concentration risk percentage	3.20%	20.00%	8.90%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 665,466	$ 5,122,292	$ 5,916,155
Concentration risk percentage	1.50%	14.00%	16.10%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 3,185,760
Concentration risk percentage		8.70%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 3,061,529
Concentration risk percentage		16.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 2,013,648
Concentration risk percentage		5.50%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,984,080
Concentration risk percentage		10.40%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 622,791	$ 1,570,496
Concentration risk percentage	1.40%	4.30%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,764,786
Concentration risk percentage		9.20%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 4,677,343
Concentration risk percentage			12.80%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 357,598	$ 2,879,936
Concentration risk percentage		1.00%	7.90%
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 1,679,430
Concentration risk percentage			4.60%
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 8,607,382
Concentration risk percentage	19.90%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,233,002	$ 0
Concentration risk percentage	14.90%	0.00%
Customer Concentration Risk [Member] | Customer J [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 4,646,826
Concentration risk percentage	10.70%
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,732,224
Concentration risk percentage	6.40%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount
Concentration risk percentage
Customer Concentration Risk [Member] | Customer M [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,593,542
Concentration risk percentage	6.00%
Customer Concentration Risk [Member] | Customer L [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,640,673
Concentration risk percentage	6.10%
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,507,917
Concentration risk percentage		7.90%
Customer Concentration Risk [Member] | Customer O [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount
Concentration risk percentage
Customer Concentration Risk [Member] | Customer P [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,140,903
Concentration risk percentage	21.00%
Customer Concentration Risk [Member] | Customer Q [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,090,967
Concentration risk percentage	7.30%
Customer Concentration Risk [Member] | Customer R [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 618,881
Concentration risk percentage	4.10%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 23,874,353	$ 19,552,557	$ 18,402,785
Concentration risk percentage	55.20%	53.50%	50.30%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 8,922,911	$ 9,573,108
Concentration risk percentage	59.60%	50.10%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,141,800	$ 3,814,108	$ 4,750,572
Concentration risk percentage	3.40%	14.10%	16.60%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 247,475	$ 3,464,892
Concentration risk percentage	0.80%	12.90%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 2,867,148
Concentration risk percentage		10.60%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount		$ 1,820,598
Concentration risk percentage		6.80%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 1,956,770	$ 1,261,080
Concentration risk percentage	5.90%	4.70%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 6,792,896
Concentration risk percentage			23.70%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 2,748,777
Concentration risk percentage			9.60%
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 633,553	$ 1,003,452	$ 2,570,880
Concentration risk percentage	1.90%	3.70%	9.00%
Supplier Concentration Risk [Member] | Supplier I [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount			$ 1,682,340
Concentration risk percentage			5.90%
Supplier Concentration Risk [Member] | Supplier J [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 5,218,628
Concentration risk percentage	15.70%
Supplier Concentration Risk [Member] | Supplier K [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 4,844,401
Concentration risk percentage	14.50%
Supplier Concentration Risk [Member] | Supplier L [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 3,702,830
Concentration risk percentage	11.10%
Supplier Concentration Risk [Member] | Supplier M [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,167,185
Concentration risk percentage	6.50%
Supplier Concentration Risk [Member] | Supplier N [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 2,144,381
Concentration risk percentage	6.40%
Supplier Concentration Risk [Member] | Suppliers [Member] | Purchases [Member]
Schedule of Concentrations of Risks [Line Items]
Revenues, amount	$ 22,057,023	$ 14,231,278	$ 18,545,465
Concentration risk percentage	66.20%	52.80%	64.80%